Acquisitions After the Segment of Financial Position Date - Additional Information (Detail) - Major business combination [member] - Fullerton India Credit Company Limited [Member] ¥ in Billions	Nov. 30, 2021 JPY (¥)
Statement [line items]
Equity interest acquired	74.90%
Cash transferred	¥ 230